Derivative Financial Instruments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Derivative [Line Items]
Net realized gains/(losses)	$ (4.7)	$ (3.4)	$ (16.7)	$ (4.7)
Change in net unrealized gains/(losses)	4.4	(4.7)	$ 0.5	$ (5.0)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Net realized and unrealized investment gains (losses)	Net realized and unrealized investment gains (losses)
Credit default swaps
Derivative [Line Items]
Net realized gains/(losses)	0.0	0.0	$ 0.0	$ 0.0
Change in net unrealized gains/(losses)	(0.1)	0.0	(0.1)	0.0
Total fixed income derivatives
Derivative [Line Items]
Net realized gains/(losses)	0.0	0.0	0.0	0.0
Change in net unrealized gains/(losses)	(0.1)	0.0	(0.1)	0.0
Forwards
Derivative [Line Items]
Net realized gains/(losses)	(4.7)	(3.4)	(16.7)	(4.7)
Change in net unrealized gains/(losses)	$ 4.5	$ (4.7)	$ 0.6	$ (5.0)